Note 6 - Investment Securities Available for Sale (Details Textual) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0
Available-for-sale Securities Pledged as Collateral	$ 58,000,000	$ 68,800,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	8
Available-for-sale Securities, Percentage of Portfolio	98.00%